INVENTORY (Tables)	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF INVENTORIES
As at	March 31, 2024	December 31, 2023
Finished goods	$1,104,798	$904,858
Parts	354,823	691,678
	$1,459,621	$1,596,536

SCHEDULE OF COST OF SALES

Cost of sales consist of the following:

For the three months ended	March 31, 2024	March 31, 2023
Inventory	$966,339	$1,012,881
Consulting and services	22,474	93,654
Other	60,757	51,517
	$1,049,570	$1,158,052